UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-22802

FS GLOBAL CREDIT OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record.

The following details FS Global Credit Opportunities Fund’s proxy voting record for the period from July 1, 2018 through June 30, 2019:

Avaya Holdings Corp.

Ticker Symbol:	AVYA
CUSIP / ISIN:	05351X101 / US05351X1019
Meeting Date:	May 15, 2019

Item No.	Proposal	Proposed By	Vote	For / Against Management
1.	Election of Directors (James M. Chirico, Jr., Stephan Scholl, Susan L. Spradley, Stanley J. Sutula, III, Scott D. Vogel, William D. Watkins and Jacqueline E. Yeaney)	Management	For	For

2.	To approve, on an advisory basis, our named executive officers’ compensation	Management	For	For

3.	To approve, on an advisory basis, the frequency of holding future advisory votes to approve our named executive officers’ compensation	Management	For	For

4.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending September 30, 2019	Management	For	For

Northern Oil and Gas Inc.

Ticker Symbol:	NOG
CUSIP / ISIN:	665531109 / US6655311099
Meeting Date:	May 23, 2019

Item No.	Proposal	Proposed By	Vote	For / Against Management
1.	Election of Directors (Bahram Akradi, Lisa Bromiley, Roy Easley, Michael Frantz, Robert Grabb, Jack King, Joseph Lenz, Michael Popejoy)	Management	For	For

2.	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019	Management	For	For

3.	To approve, on an advisory basis, the compensation paid to our named executive officers	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: August 28, 2019